Harbor AlphaEdge Small Cap Earners ETF - EBIT Expense Example - Harbor AlphaEdge Small Cap Earners ETF - EBIT - NONE or SAME	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368